Tangible Assets	12 Months Ended
Dec. 31, 2019
Tangible Assets [Abstract]
Disclosure of Tangible Assets [Text Block]
17.	Tangible assets

17.1.	Property and equipment

	December 31, 2019	December 31, 2018
Real estate	17,607,142	19,015,685
Furniture and facilities	3,860,618	4,306,069
Right of use	2,339,449	—
Machinery and equipment	1,904,268	1,981,541
Constructions in progress	321,522	722,272
Automobiles	38,710	32,277

TOTAL	26,071,709	26,057,844

Changes in the item for years 2019 and 2018 are included below:

						Depreciation
	Cost as of December 31, 2018	Gain of control over subsidiaries	Transfer to investment properties	Additions	Disposals (*)	Accumulated as of December 31, 2018	Transfer to investment properties	Disposals (*)	For the period	Gain of control over subsidiaries	Accumulated as of December 31, 2019	Carrying amount as of December 31, 2019
Real estate	21,368,787	—	(1,286,775)	216,264	(167,419)	2,353,102	(36,021)	(167,417)	374,051	—	2,523,715	17,607,142
Furniture and facilities	6,927,221	25,267	—	900,968	(1,219,196)	2,621,152	—	(1,217,679)	1,364,909	5,260	2,773,642	3,860,618
Rights of use (*)	—	18,242	—	2,892,458	—	—	—	—	562,870	8,381	571,251	2,339,449
Machinery and equipment	4,243,372	9,904	—	1,282,056	(907,660)	2,261,831	—	(906,820)	1,362,832	5,561	2,723,404	1,904,268
Construction in progress	722,272	—	—	276,292	(677,042)	—	—	—	—	—	—	321,522
Automobiles	147,477	7,226	—	15,364	(467)	115,200	—	—	14,561	1,129	130,890	38,710

Total	33,409,129	60,639	(1,286,775)	5,583,402	(2,971,784)	7,351,285	(36,021)	(2,291,916)	3,679,223	20,331	8,722,902	26,071,709

(*)	The Group included in additions the amount net of initial recognition (see Note 7.2.D.).

					Depreciation
	Cost as of December 31, 2017	Loss of control over subsidiary	Additions	Disposals (*)	Accumulated as of December 31, 2017	Disposals (*)	For the period	Loss of control over subsidiary	Accumulated as of December 31, 2018	Carrying amount as of December 31, 2018
Real estate	22,121,907	—	445,819	(1,198,939)	1,754,617	(227,293)	825,778	—	2,353,102	19,015,685
Furniture and facilities	5,885,552	(17,258)	1,105,538	(46,611)	1,994,000	(46,577)	676,895	(3,166)	2,621,152	4,306,069
Machinery and equipment	3,392,849	(9,925)	1,226,312	(365,864)	1,442,339	(365,864)	1,188,611	(3,255)	2,261,831	1,981,541
Construction in progress	795,661	—	693,495	(766,884)	—	—	—	—	—	722,272
Automobiles	129,015	(8,978)	27,511	(71)	92,606	—	25,275	(2,681)	115,200	32,277

Total	32,324,984	(36,161)	3,498,675	(2,378,369)	5,283,562	(639,734)	2,716,559	(9,102)	7,351,285	26,057,844

(*)	Includes write-off of fully depreciated items and finalized constructions.

17.2.	Investment properties
Below are the changes in investment properties:

					Depreciation
	Cost as of December 31, 2018	Transfer from Property and equipment	Additions	Disposals	Accumulated as of December 31, 2018	Transfer from Property and equipment	Disposals	For the period	Accumulated as of December 31, 2019	Carrying amount as of December 31, 2019
Real estate	199,858	1,286,775	—	—	12,041	36,021	—	21,505	69,567	1,417,066

Total	199,858	1,286,775	—	—	12,041	36,021	—	21,505	69,567	1,417,066

				Depreciation
	Cost as of December 31, 2017	Additions	Disposals	Accumulated as of December 31, 2017	Disposals	For the period	Accumulated as of December 31, 2018	Carrying amount as of December 31, 2018
Real estate	312,354	—	(112,496)	16,595	(11,353)	6,799	12,041	187,817

Total	312,354	—	(112,496)	16,595	(11,353)	6,799	12,041	187,817